STOCKHOLDERS' EQUITY (Details) - USD ($)	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Option Stock [Member]
Total stock-based compensation expense	$ 791,200	$ 834,900
Restricted Stock [Member]
Total stock-based compensation expense	422,300	500,200
Research [Member] | Option Stock [Member]
Total stock-based compensation expense
Research [Member] | Restricted Stock [Member]
Total stock-based compensation expense
Product Development [Member] | Option Stock [Member]
Total stock-based compensation expense	30,700	96,700
Product Development [Member] | Restricted Stock [Member]
Total stock-based compensation expense	10,400
Sales and Marketing [Member] | Option Stock [Member]
Total stock-based compensation expense	24,900	100
Sales and Marketing [Member] | Restricted Stock [Member]
Total stock-based compensation expense
General and Administrative [Member] | Option Stock [Member]
Total stock-based compensation expense	735,600	738,100
General and Administrative [Member] | Restricted Stock [Member]
Total stock-based compensation expense	$ 411,900	$ 500,200